UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sequence Capital, LLC
                 ---------------------------------
   Address:       230 Park Avenue
                 ---------------------------------
                  New York, New York  10169
                 ---------------------------------

Form 13F File Number:      28-14355
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jennifer Klein
         --------------------------------------------
Title:    Managing Member
         --------------------------------------------
Phone:    646-435-5644
         --------------------------------------------

Signature, Place, and Date of Signing:

   /s/    Jennifer Klein               New York, New York   August 15, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 32
                                        --------------------

Form 13F Information Table Value Total:           US$16,892
                                        --------------------
                                            (thousands)


List of Other Included Managers:  None

Form 13F INFORMATION TABLE - March 31, 2011


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------- -------------------- ---------- ---------- --------------------------
                                                     VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- --------- ----------- --- ---- ---------- ---------- -------- --------- ------
ABERCROMBIE & FITCH CO    CL A Common    002896207   468          7000   SH       SOLE        n/a        7000
AMAZON COM INC            Common Stock   023135106   736          3600   SH       SOLE        n/a        3600
AMERICAN TOWER CORP       CL A Common    029912201   314          6000   SH       SOLE        n/a        6000
APPLE INC                 Common Stock   037833100  1007          3000   SH       SOLE        n/a        3000
ASTEc INDUSTRIES          Common Stock   046224101   370         10000   SH       SOLE        n/a       10000
BMC SOFTWARE INC          Common Stock   055921100   438          8000   SH       SOLE        n/a        8000
CHEESECAKE FACTORY INC    Common Stock   163072101   439         14000   SH       SOLE        n/a       14000
CITRIX SYS INC            Common Stock   177376100  1120         14000   SH       SOLE        n/a       14000
CSX CORP                  Common Stock   126408103   918         35000   SH       SOLE        n/a       35000
DICKS SPORTING GOODS INC  Common Stock   253393102   423         11000   SH       SOLE        n/a       11000
DSW INC-CLASS A           CL A Common    23334L102   455          9000   SH       SOLE        n/a        9000
EBAY INC                  Common Stock   278642103   355         11000   SH       SOLE        n/a       11000
GOOGLE INC                CL A Common    38259P508   911          1800   SH       SOLE        n/a        1800
HARLEY DAVIDSON           Common Stock   412822108   533         13000   SH       SOLE        n/a       13000
HEIDRICK & STRUGGLES INTL Common Stock   422819102   543         24000   SH       SOLE        n/a       24000
INGERSOLL-RAND PLC        Common Stock   G47791101   545         12000   SH       SOLE        n/a       12000
JOHNSON CONTROLS INC      Common Stock   478366107   375          9000   SH       SOLE        n/a        9000
KOHLS CORP	          Common Stock   500255104   750         15000   SH       SOLE        n/a       15000
KORN FERRY INTL           Common Stock   500643200   352         16000   SH       SOLE        n/a       16000
MANPOWER INC              Common Stock   56418H100   590         11000   SH       SOLE        n/a       11000
MEAD JOHNSON NUTRITION CO Common Stock   582839106   405          6000   SH       SOLE        n/a        6000
MICROSOFT CORP            Common Stock   594918104   390         15000   SH       SOLE        n/a       15000
NORDSTROM INC             Common Stock   655664100   422          9000   SH       SOLE        n/a        9000
ROYAL CARIBBEAN CRUISES   Common Stock   V7780T103   452         12000   SH       SOLE        n/a       12000
SHERWIN-WILLIAMS CO       Common Stock   824348106   839         10000   SH       SOLE        n/a       10000
STARBUCKS CORP            Common Stock   855244109   237          6000   SH       SOLE        n/a        6000
TARGET CORP               Common Stock   87612E106   281          6000   SH       SOLE        n/a        6000
TEMPUR PEDIC INTL INC     Common Stock   88023U101   563          8300   SH       SOLE        n/a        8300
TIMKEN CO                 Common Stock   887389104   252          5000   SH       SOLE        n/a        5000
WESCO INTERNATIONAL INC   Common Stock   95082P105   487          9000   SH       SOLE        n/a        9000
WILLIAMS SONOMA INC       Common Stock   969904101   584         16000   SH       SOLE        n/a       16000
WMS INDUSTRIES INC        Common Stock   929297109   338         11000   SH       SOLE        n/a       11000
